Property, plant and equipment (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense on property and equipment	€ 80	€ 970